FINANCIAL INSTRUMENTS (Parentheticals) (Detail)	Dec. 31, 2015
7.50% Notes due 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate	7.50%
6.75% Notes due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate	6.75%
5.875% Notes due 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate	5.875%
4.95% notes due 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate	4.95%
4.50% notes due 2025
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate	4.50%
5.25% notes due 2026 - net
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate	5.25%
4.50% notes due 2027 - net
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate	4.50%